Derivatives and Fair Value of Financial Instruments - Fair Value of Derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Commodities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Margin account	$ 15	$ 20
Commodities | Other current assets
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Asset Derivatives	6	4
Derivative assets and liabilities, net basis	17	18
Commodities | Other current liabilities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Liability Derivatives	4	6
Foreign currencies
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Credit risk associated with derivative contracts	$ 2
Number of counterparties | item	5
Foreign currencies | Other current assets
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Asset Derivatives	$ 2	3
Foreign currencies | Other current liabilities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Liability Derivatives		$ 6
Equity futures contract | Other current liabilities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Liability Derivatives	$ 5